STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Activities during the year (Details)			1 Months Ended								3 Months Ended		7 Months Ended	12 Months Ended
	Feb. 24, 2026 USD ($) $ / shares shares	May 29, 2025 $ / shares shares	May 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2026 USD ($) $ / shares	Feb. 28, 2025 USD ($) $ / shares	Nov. 30, 2025 $ / shares shares	Nov. 30, 2025 USD ($) $ / shares	Nov. 30, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Jul. 31, 2025 $ / shares	Oct. 17, 2024 $ / shares
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Exchange ratio for nonredeemable common stock											5.8349	5.8349		5.8349
Conversion of redeemable common stock											$ 300,000
Common stock, par value per share | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Deemed fair value | $ / shares		$ 0.61				$ 0.61							$ 0.61	$ 0.61
Proceeds from issuance of common stock				$ 4,692,172								$ 1,350,470
Stock issuance costs														$ 579,370		$ 6,463
Common stock shares to consultants | shares						300,000							200,000		51,414	300,000
Value of common stock shares to consultants														137,250	$ 183,000	$ 183,000
Obligation to issue shares															$ 167,750	$ 167,750
Threshold restriction period for transfer				1 year
Shares issued for stock issuance costs | shares		570,810
Incorporation offering
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock issued | shares										408
Common stock, par value per share | $ / shares										$ 0.0001
Common stock issuance price | $ / shares										$ 0.00245
Proceeds from issuance of common stock										$ 1
Private placement offering
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock issued | shares			380,870		2,794,173	312,007	5,489,775	1,428,566	89,081,291
Common stock, par value per share | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issuance price | $ / shares			$ 0.61		$ 0.61	$ 3.56	$ 0.0245	$ 0.00245	$ 0.00245
Proceeds from issuance of common stock			$ 232,331		$ 1,704,452	$ 1,110,529	$ 13,450	$ 3,500	$ 218,250
Professional fee expense paid through shares												$ 15,250		15,250
Regulation crowdfunding offering
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock issued | shares			453,055	7,692,086
Common stock, par value per share | $ / shares			$ 0.0001	$ 0.0001
Common stock issuance price | $ / shares			$ 0.61	$ 0.61
Proceeds from issuance of common stock			$ 276,364
Professional fee expense paid through shares														$ 122,000
Common stock, subject to possible redemption
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Conversion of redeemable common stock (in shares) | shares	2,750,000
Conversion of redeemable common stock	$ 300,000
Common stock, par value per share | $ / shares									$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Oregon Energy LLC
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Number of common shares issued for acquisition of Oregon Energy | shares	1,710,991
Share consideration	$ 11,959,827
Common stock issuance price | $ / shares	$ 6.99
Eagle Energy
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Exchange ratio for nonredeemable common stock	5.8349
Number of shares exchanged for nonredeemable common stock | shares	18,888,289
Common stock, par value per share | $ / shares	$ 0.0001
Eagle Energy | SVII and Eagle Energy Nuclear Corp
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Number of shares issued for transaction costs | shares	300,000
Net contributions from reverse recapitalization	$ 1,991,184
Eagle Energy | SVII
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Number of shares issued in a reverse recapitalization transaction | shares	5,930,033